Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020
Operating Leased Assets [Line Items]
Restricted cash		$ 0.9		$ 0.9
Operating leases, rent expense		1.4	$ 1.3	5.3	$ 0.8	$ 0.9
Month-to-month operating lease, rent expense		0.3	0.8	3.2	2.8	3.2
Capital lease obligation term	325 months
Capital lease, cancellation fee	$ 8.4
Capital lease, stated interest rate	13.10%
Capital leased assets, gross		27.6		27.0	19.5
Capital leased assets, accumulated depreciation		10.7		9.7	6.3
Capital lease, interest expense		$ 0.6	$ 0.5	$ 2.2	$ 0.7	$ 0.1
One Renewal Period
Operating Leased Assets [Line Items]
Capital lease, renewal term	10 years
Two Renewal Periods
Operating Leased Assets [Line Items]
Capital lease, renewal term	5 years
Minimum
Operating Leased Assets [Line Items]
Capital lease obligation term		3 years		3 years
Capital lease, interest rate		1.90%		1900.00%
Maximum
Operating Leased Assets [Line Items]
Capital lease obligation term		5 years		5 years
Capital lease, interest rate		12.00%		12000.00%
ISMMS Lease
Operating Leased Assets [Line Items]
Operating lease, remaining term				13 years
Connecticut Office Space Lease
Operating Leased Assets [Line Items]
Operating lease, remaining term				13 years
Letter of credit							$ 0.9
Connecticut Lab Space Lease
Operating Leased Assets [Line Items]
Operating lease, remaining term				9 years